LEASES - Operating Lease Liabilities Payments Due (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
LEASES
Rental expenses	¥ 103,217	¥ 63,749
Maturity of operating lease liabilities at the end of the year
2021		62,414
2022	31,854	20,947
2023	21,800	872
2024	18,718
2025	2,776
Subtotal	75,148	84,233
Less imputed interest	(3,047)	(2,379)
Present value of operating lease liabilities	¥ 72,101	¥ 81,854	$ 11,314